                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-09057

                             SCUDDER INVESTORS TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       02/28/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder S&P 500 Stock Fund

Semiannual Report to Shareholders

February 28, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. While the fund seeks to closely track the characteristics and performance of the S&P 500 index, important differences between the two exist. The index is not available for direct investment, and there are no fees or expenses associated with the index's performance. As with most other mutual funds, this Scudder fund has fees and expenses. The S&P 500 index and the fund include stocks from many industries. Index and fund composition change periodically as companies are added or dropped, and prices of stocks in the index fluctuate. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

"Standard & Poor's", "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies Inc., and have been licensed for use by the fund's advisor or its affiliates. The product is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Performance Summary February 28, 2005

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/05
Scudder S&P 500 Stock Fund	6-Month*	1-Year	3-Year	Life of Fund*
Class A	9.47%	6.27%	3.87%	-3.91%
Class B	9.04%	5.66%	3.08%	-4.62%
Class C	9.07%	5.24%	2.99%	-4.67%
S&P 500 Index+	9.99%	6.98%	4.64%	-2.86%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000..

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/05	$ 7.54	$ 7.47	$ 7.44
8/31/04	$ 6.97	$ 6.87	$ 6.87
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .10	$ .04	$ .04
Class A Lipper Rankings — S&P 500 Index Objective Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	116	of	173	67
3-Year	113	of	154	73

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder S&P 500 Stock Fund — Class A [] S&P 500 Index+

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/05
Scudder S&P 500 Stock Fund		1-Year	3-Year	Life of Fund*
Class A	Growth of $10,000	$10,149	$10,702	$7,852
	Average annual total return	1.49%	2.29%	-4.81%
Class B	Growth of $10,000	$10,266	$10,751	$7,770
	Average annual total return	2.66%	2.44%	-5.01%
Class C	Growth of $10,000	$10,524	$10,925	$7,909
	Average annual total return	5.24%	2.99%	-4.67%
S&P 500 Index+	Growth of $10,000	$10,698	$11,458	$8,669
	Average annual total return	6.98%	4.64%	-2.86%

The growth of $10,000 is cumulative.

* The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended February 28, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2005
Actual Fund Return	Class A	Class B	Class C
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,094.70	$ 1,090.40	$ 1,090.70
Expenses Paid per $1,000*	$ 3.43	$ 7.31	$ 7.31
Hypothetical 5% Fund Return	Class A	Class B	Class C
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,021.52	$ 1,017.80	$ 1,017.80
Expenses Paid per $1,000*	$ 3.31	$ 7.05	$ 7.05

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C
Scudder S&P 500 Stock Fund	.66%	1.41%	1.41%

For more information, please refer to the Fund's prospectus.

Portfolio Summary February 28, 2005

Asset Allocation (Excludes Securities Lending Collateral)	2/28/05	8/31/04

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	2/28/05	8/31/04

Financials	20%	21%
Information Technology	15%	15%
Health Care	13%	13%
Industrials	12%	12%
Consumer Discretionary	11%	11%
Consumer Staples	11%	11%
Energy	9%	7%
Materials	3%	3%
Utilities	3%	3%
Telecommunication Services	3%	4%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at February 28, 2005 (21.4% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	3.6%
2. General Electric Co. Industrial conglomerate	3.3%
3. Microsoft Corp. Developer of computer software	2.4%
4. Citigroup, Inc. Provider of diversified financial services	2.2%
5. Wal-Mart Stores, Inc. Operator of discount stores	1.9%
6. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	1.7%
7. Johnson & Johnson Provider of health care products	1.7%
8. Bank of America Corp. Provider of commercial banking services	1.7%
9. American International Group, Inc. Provider of insurance services	1.5%
10. International Business Machine Corp. Manufacturer of computers and provider of information processing services	1.4%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 9. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of February 28, 2005 (Unaudited)

	Shares	Value ($)

Common Stocks 98.6%
Consumer Discretionary 11.2%
Auto Components 0.2%
Cooper Tire & Rubber Co.	801	15,499
Dana Corp.	1,613	23,259
Delphi Corp.	6,081	41,777
Goodyear Tire & Rubber Co.*	1,901	27,488
Johnson Controls, Inc.	2,028	119,855
Visteon Corp.	1,381	9,267
		237,145
Automobiles 0.5%
Ford Motor Co.	19,655	248,636
General Motors Corp.	5,993	213,770
Harley-Davidson, Inc.	3,085	190,900
		653,306
Distributors 0.1%
Genuine Parts Co.	1,886	81,626
Hotels Restaurants & Leisure 1.5%
Carnival Corp.	6,830	371,415
Darden Restaurants, Inc.	1,687	45,212
Harrah's Entertainment, Inc. (d)	1,207	79,167
Hilton Hotels Corp.	4,113	86,620
International Game Technology	3,660	111,484
Marriott International, Inc. "A"	2,394	153,455
McDonald's Corp.	13,479	445,885
Starbucks Corp.*	4,295	222,524
Starwood Hotels & Resorts Worldwide, Inc.	2,213	126,672
Wendy's International, Inc.	1,224	46,328
YUM! Brands, Inc.	3,189	155,560
		1,844,322
Household Durables 0.6%
Black & Decker Corp.	851	70,565
Centex Corp.	1,342	85,338
Fortune Brands, Inc.	1,481	119,961
KB Home	506	63,149
Leggett & Platt, Inc.	2,081	57,581
Maytag Corp.	916	13,960
Newell Rubbermaid, Inc.	2,975	66,313
Pulte Homes, Inc.	1,360	106,107
Snap-on, Inc.	625	20,687
The Stanley Works	839	38,804
Whirlpool Corp.	692	44,115
		686,580
Internet & Catalog Retail 0.5%
eBay, Inc.*	14,144	605,929
Leisure Equipment & Products 0.2%
Brunswick Corp.	1,015	47,340
Eastman Kodak Co.	3,007	102,208
Hasbro, Inc.	1,892	39,959
Mattel, Inc.	4,456	93,219
		282,726
Media 3.8%
Clear Channel Communications, Inc.	6,174	205,471
Comcast Corp. "A"*	23,803	774,788
Dow Jones & Co., Inc.	885	32,833
Gannett Co., Inc.	2,739	215,696
Interpublic Group of Companies, Inc.*	4,597	60,405
Knight-Ridder, Inc.	866	56,723
McGraw-Hill Companies, Inc.	1,975	181,404
Meredith Corp.	544	24,964
New York Times Co. "A"	1,525	55,906
News Corp. "A"	28,000	465,920
Omnicom Group, Inc.	1,960	178,497
Time Warner, Inc.*	49,059	845,286
Tribune Co.	3,379	137,627
Univision Communications, Inc. "A"*	3,413	90,069
Viacom, Inc. "B"	18,264	637,414
Walt Disney Co.	21,899	611,858
		4,574,861
Multiline Retail 1.1%
Big Lots, Inc.*	1,268	14,798
Dillard's, Inc. "A"	914	21,296
Dollar General Corp.	3,554	75,451
Family Dollar Stores, Inc.	1,766	58,137
Federated Department Stores, Inc.	1,760	99,352
J.C. Penny Co., Inc.	3,060	136,139
Kohl's Corp.*	3,686	176,449
May Department Stores Co.	3,129	107,982
Nordstrom, Inc.	1,490	80,102
Sears, Roebuck & Co.	2,217	110,695
Target Corp.	9,581	486,907
		1,367,308
Specialty Retail 2.3%
AutoNation, Inc.*	2,800	54,684
AutoZone, Inc.*	846	81,977
Bed Bath & Beyond, Inc.*	3,235	121,377
Best Buy Co., Inc.	3,420	184,748
Circuit City Stores, Inc.	2,083	32,557
Home Depot, Inc.	23,555	942,671
Limited Brands	4,401	104,656
Lowe's Companies, Inc.	8,325	489,344
Office Depot, Inc.*	3,367	64,815
OfficeMax, Inc.	1,046	33,022
RadioShack Corp.	1,679	49,631
Sherwin-Williams Co.	1,480	65,564
Staples, Inc.	5,314	167,497
The Gap, Inc.	9,412	200,758
Tiffany & Co.	1,590	47,939
TJX Companies, Inc.	5,156	125,910
Toys "R" Us, Inc.*	2,314	52,921
		2,820,071
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	2,000	111,060
Jones Apparel Group, Inc.	1,270	40,348
Liz Claiborne, Inc.	1,183	50,041
NIKE, Inc. "B"	2,753	239,373
Reebok International Ltd.	638	28,174
VF Corp.	1,172	70,039
		539,035
Consumer Staples 10.6%
Beverages 2.3%
Anheuser-Busch Companies, Inc.	8,433	400,146
Brown-Forman Corp. "B"	1,316	66,985
Coca-Cola Co.	25,910	1,108,948
Coca-Cola Enterprises, Inc.	5,075	108,351
Molson Coors Brewing Co. "B"	842	58,544
Pepsi Bottling Group, Inc.	2,715	73,902
PepsiCo, Inc.	18,041	971,688
		2,788,564
Food & Staples Retailing 3.2%
Albertsons, Inc.	3,978	89,067
Costco Wholesale Corp.	4,966	231,366
CVS Corp.	4,297	214,120
Kroger Co.*	7,877	141,707
Safeway, Inc.*	4,795	88,228
SUPERVALU, Inc.	1,457	46,289
Sysco Corp.	6,890	237,154
Wal-Mart Stores, Inc.	45,415	2,343,868
Walgreen Co.	10,911	467,318
		3,859,117
Food Products 1.3%
Archer-Daniels-Midland Co.	7,025	169,302
Campbell Soup Co.	4,457	123,459
ConAgra Foods, Inc.	5,521	150,834
General Mills, Inc.	3,864	202,358
H.J. Heinz Co.	3,817	143,672
Hershey Foods Corp.	2,622	165,186
Kellogg Co.	4,471	196,724
McCormick & Co, Inc.	1,489	56,567
Sara Lee Corp.	8,377	187,645
William Wrigley Jr. Co.	2,438	162,273
		1,558,020
Household Products 1.8%
Clorox Co.	1,567	94,083
Colgate-Palmolive Co.	5,674	300,268
Kimberly-Clark Corp.	5,237	345,537
Procter & Gamble Co.	27,191	1,443,570
		2,183,458
Personal Products 0.6%
Alberto-Culver Co. "B"	976	51,016
Avon Products, Inc.	5,004	214,021
Gillette Co.	10,617	533,504
		798,541
Tobacco 1.4%
Altria Group, Inc.	22,001	1,444,366
Reynolds American, Inc.	1,536	125,875
UST, Inc.	1,778	97,168
		1,667,409
Energy 8.7%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	3,630	171,626
BJ Services Co.	1,726	86,231
Halliburton Co.	5,386	236,822
Nabors Industries Ltd.*	1,589	91,209
Noble Corp.*	1,456	83,094
Rowan Companies, Inc.	1,129	35,767
Schlumberger Ltd.	6,268	472,920
Transocean, Inc.*	3,468	168,129
		1,345,798
Oil & Gas 7.6%
Amerada Hess Corp.	1,004	100,802
Anadarko Petroleum Corp.	2,630	202,142
Apache Corp.	3,512	220,835
Ashland, Inc.	754	49,229
Burlington Resources, Inc.	4,196	208,247
ChevronTexaco Corp.	22,694	1,408,843
ConocoPhillips	7,417	822,471
Devon Energy Corp.	5,142	240,594
El Paso Corp.	6,949	85,681
EOG Resources, Inc.	1,291	117,636
ExxonMobil Corp.	69,066	4,372,568
Kerr-McGee Corp.	1,631	126,663
Kinder Morgan, Inc.	1,347	107,989
Marathon Oil Corp.	3,789	179,371
Occidental Petroleum Corp.	4,184	294,010
Sunoco, Inc.	737	73,037
Unocal Corp.	2,789	150,885
Valero Energy Corp.	2,800	199,472
Williams Companies, Inc.	5,949	112,020
XTO Energy, Inc.	2,800	127,456
		9,199,951
Financials 19.9%
Banks 6.3%
AmSouth Bancorp.	4,006	100,070
Bank of America Corp.	43,300	2,019,945
BB&T Corp.	5,874	229,967
Comerica, Inc.	1,834	104,685
Compass Bancshares, Inc.	1,000	45,410
Fifth Third Bancorp.	6,366	285,006
First Horizon National Corp.	1,300	55,315
Golden West Financial Corp.	3,394	210,055
Huntington Bancshares, Inc.	2,687	60,511
KeyCorp.	4,465	147,345
M&T Bank Corp.	1,200	118,812
Marshall & Ilsley Corp.	2,368	95,880
National City Corp.	7,291	260,799
North Fork Bancorp., Inc.	5,000	144,050
PNC Financial Services Group	3,006	158,236
Regions Financial Corp.	5,004	161,429
Sovereign Bancorp, Inc.	3,503	80,359
SunTrust Banks, Inc.	3,959	286,790
Synovus Financial Corp.	3,373	91,611
US Bancorp.	20,014	595,416
Wachovia Corp.	17,164	909,863
Washington Mutual, Inc.	9,338	391,822
Wells Fargo & Co.	18,144	1,077,391
Zions Bancorp.	929	61,407
		7,692,174
Capital Markets 2.8%
Bank of New York Co., Inc.	8,289	250,742
Bear Stearns Companies, Inc.	1,213	120,694
Charles Schwab Corp.	14,407	151,274
E*TRADE Financial Corp.*	4,068	53,982
Federated Investors, Inc. "B"	1,178	34,798
Franklin Resources, Inc.	2,704	189,794
Janus Capital Group, Inc.	2,609	36,604
Lehman Brothers Holdings, Inc.	2,906	264,969
Mellon Financial Corp.	4,564	130,896
Merrill Lynch & Co., Inc.	9,999	585,741
Morgan Stanley	11,692	660,247
Northern Trust Corp.	2,056	86,866
State Street Corp.	3,626	159,000
T. Rowe Price Group, Inc.	1,364	83,736
The Goldman Sachs Group, Inc.	5,240	570,112
		3,379,455
Consumer Finance 1.3%
American Express Co.	13,445	728,047
Capital One Financial Corp.	2,603	199,598
MBNA Corp.	13,652	346,351
Providian Financial Corp.*	3,146	53,954
SLM Corp.	4,661	227,457
		1,555,407
Diversified Financial Services 4.7%
CIT Group, Inc.	2,200	88,770
Citigroup, Inc.	55,529	2,649,844
Countrywide Financial Corp.	6,188	215,033
Fannie Mae	10,334	604,126
Freddie Mac	7,364	456,568
JPMorgan Chase & Co.	38,176	1,395,333
MGIC Investment Corp.	1,072	67,257
Moody's Corp.	1,613	135,347
Principal Financial Group, Inc.	3,278	127,907
		5,740,185
Insurance 4.3%
ACE Ltd.	3,100	137,826
AFLAC, Inc.	5,360	205,449
Allstate Corp.	7,328	393,367
Ambac Financial Group, Inc.	1,111	86,414
American International Group, Inc.	27,885	1,862,718
Aon Corp.	3,342	81,912
Chubb Corp.	2,088	165,182
Cincinnati Financial Corp.	1,850	82,751
Hartford Financial Services Group, Inc.	3,159	227,290
Jefferson-Pilot Corp.	1,429	69,964
Lincoln National Corp.	1,930	90,420
Loews Corp.	2,019	143,914
Marsh & McLennan Companies, Inc.	5,631	183,852
MBIA, Inc.	1,491	87,373
MetLife, Inc.	7,941	325,899
Progressive Corp.	2,125	185,087
Prudential Financial, Inc.	5,460	311,220
Safeco Corp.	1,329	63,380
The St. Paul Travelers Companies, Inc.	7,214	276,440
Torchmark Corp.	1,127	58,728
UnumProvident Corp.	3,210	54,313
XL Capital Ltd. "A"	1,475	110,625
		5,204,124
Real Estate 0.5%
Apartment Investment & Management Co. "A" (REIT)	1,014	38,796
Archstone-Smith Trust (REIT)	2,100	71,043
Equity Office Properties Trust (REIT)	4,334	130,757
Equity Residential (REIT)	3,020	99,086
Plum Creek Timber Co., Inc. (REIT)	1,986	74,574
ProLogis (REIT)	1,964	78,089
Simon Property Group, Inc. (REIT)	2,374	147,093
		639,438
Health Care 12.5%
Biotechnology 1.2%
Amgen, Inc.*	13,585	836,972
Applera Corp. — Applied Biosystems Group	2,131	43,771
Biogen Idec, Inc.*	3,552	137,285
Chiron Corp.*	2,033	72,334
Genzyme Corp.*	2,630	147,516
Gilead Sciences, Inc.*	4,660	161,003
MedImmune, Inc.*	2,684	64,631
		1,463,512
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	568	40,209
Baxter International, Inc.	6,616	235,927
Becton, Dickinson & Co.	2,740	164,044
Biomet, Inc.	2,673	112,854
Boston Scientific Corp.*	8,981	293,319
C.R. Bard, Inc.	1,124	74,746
Fisher Scientific International, Inc.*	1,300	78,845
Guidant Corp.	3,377	247,838
Hospira, Inc.*	1,695	50,172
Medtronic, Inc.	12,942	674,537
Millipore Corp.*	529	23,942
PerkinElmer, Inc.	1,375	30,497
St. Jude Medical, Inc.*	3,840	150,144
Stryker Corp.	4,326	214,829
Thermo Electron Corp.*	1,696	46,572
Waters Corp.*	1,316	64,287
Zimmer Holdings, Inc.*	2,622	225,230
		2,727,992
Health Care Providers & Services 2.4%
Aetna, Inc.	1,562	228,083
AmerisourceBergen Corp.	1,117	66,908
Cardinal Health, Inc.	4,616	270,267
Caremark Rx, Inc.*	4,841	185,313
CIGNA Corp.	1,428	129,662
Express Scripts, Inc.*	841	63,319
HCA, Inc.	4,496	212,256
Health Management Associates, Inc. "A"	2,634	60,503
Humana, Inc.*	1,757	58,455
IMS Health, Inc.	2,496	60,778
Laboratory Corp. of America Holdings*	1,500	71,835
Manor Care, Inc.	869	29,607
McKesson Corp.	3,155	117,808
Medco Health Solutions, Inc.*	2,930	130,151
Quest Diagnostics, Inc.	1,123	111,626
Tenet Healthcare Corp.*	5,039	54,976
UnitedHealth Group, Inc.	6,982	636,479
WellPoint, Inc.*	3,180	388,151
		2,876,177
Pharmaceuticals 6.7%
Abbott Laboratories	16,651	765,779
Allergan, Inc.	1,423	106,981
Bristol-Myers Squibb Co.	20,844	521,725
Eli Lilly & Co.	12,083	676,648
Forest Laboratories, Inc.*	3,887	165,975
Johnson & Johnson	31,775	2,084,440
King Pharmaceuticals, Inc.*	2,656	25,365
Merck & Co., Inc.	23,715	751,766
Mylan Laboratories, Inc.	2,900	51,040
Pfizer, Inc.	80,692	2,121,393
Schering-Plough Corp.	15,731	298,102
Watson Pharmaceuticals, Inc.*	1,117	35,454
Wyeth	14,239	581,236
		8,185,904
Industrials 11.4%
Aerospace & Defense 2.1%
Boeing Co.	9,033	496,544
General Dynamics Corp.	2,149	226,397
Goodrich Corp.	1,275	47,213
Honeywell International, Inc.	9,211	349,742
L-3 Communications Holdings, Inc.	1,200	86,520
Lockheed Martin Corp.	4,688	277,623
Northrop Grumman Corp.	3,924	207,580
Raytheon Co.	4,845	185,273
Rockwell Collins, Inc.	1,935	89,107
United Technologies Corp.	5,487	548,041
		2,514,040
Air Freight & Logistics 1.1%
FedEx Corp.	3,235	316,318
Ryder System, Inc.	703	29,850
United Parcel Service, Inc. "B"	12,028	932,050
		1,278,218
Airlines 0.1%
Delta Air Lines, Inc.* (d)	1,422	6,598
Southwest Airlines Co.	8,394	116,257
		122,855
Building Products 0.2%
American Standard Companies, Inc.*	2,349	107,584
Masco Corp.	4,805	162,025
		269,609
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*	3,376	27,751
Apollo Group, Inc. "A"*	1,976	145,513
Avery Dennison Corp.	1,198	72,719
Cendant Corp.	11,224	248,275
Cintas Corp.	1,854	81,168
Equifax, Inc.	1,408	42,789
H&R Block, Inc.	1,733	92,369
Monster Worldwide, Inc.*	1,225	35,341
Pitney Bowes, Inc.	2,532	116,117
R.R. Donnelley & Sons Co.	2,323	77,147
Robert Half International, Inc.	1,856	54,139
Waste Management, Inc.	6,153	179,914
		1,173,242
Construction & Engineering 0.0%
Fluor Corp.	889	55,785
Electrical Equipment 0.4%
American Power Conversion Corp.	2,053	45,207
Cooper Industries, Ltd. "A"	998	69,231
Emerson Electric Co.	4,472	296,583
Power-One, Inc.*	1,003	5,838
Rockwell Automation, Inc.	1,927	119,763
		536,622
Industrial Conglomerates 4.5%
3M Co.	8,396	704,760
General Electric Co.	113,261	3,986,787
Textron, Inc.	1,467	113,473
Tyco International Ltd.	21,482	719,217
		5,524,237
Machinery 1.5%
Caterpillar, Inc.	3,665	348,358
Cummins, Inc.	464	34,062
Danaher Corp.	3,336	180,711
Deere & Co.	2,696	191,713
Dover Corp.	2,213	85,577
Eaton Corp.	1,648	114,948
Illinois Tool Works, Inc.	3,140	281,815
Ingersoll-Rand Co. "A"	1,801	151,734
ITT Industries, Inc.	1,009	88,742
Navistar International Corp.*	747	29,477
PACCAR, Inc.	1,892	142,392
Pall Corp.	1,307	35,380
Parker-Hannifin Corp.	1,298	85,408
		1,770,317
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	4,033	202,739
CSX Corp.	2,320	95,839
Norfolk Southern Corp.	4,239	152,138
Union Pacific Corp.	2,805	177,977
		628,693
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	917	57,569
Information Technology 15.1%
Communications Equipment 2.4%
ADC Telecommunications, Inc.*	8,563	19,695
Andrew Corp.*	1,722	20,836
Avaya, Inc.*	4,903	68,642
CIENA Corp.*	6,149	12,175
Cisco Systems, Inc.*	70,510	1,228,284
Comverse Technologies, Inc.*	2,091	48,532
Corning, Inc.*	15,013	172,199
JDS Uniphase Corp.*	15,989	30,379
Lucent Technologies, Inc.*	47,348	145,358
Motorola, Inc.	26,076	408,350
QUALCOMM, Inc.	17,558	634,020
Scientific-Atlanta, Inc.	1,654	51,109
Tellabs, Inc.*	5,103	36,180
		2,875,759
Computers & Peripherals 3.8%
Apple Computer, Inc.*	8,616	386,514
Dell, Inc.*	26,631	1,067,637
EMC Corp.*	25,719	325,603
Gateway, Inc.*	4,060	19,082
Hewlett-Packard Co.	32,374	673,379
International Business Machines Corp.	17,891	1,656,349
Lexmark International, Inc. "A"*	1,393	111,621
NCR Corp.*	2,052	80,007
Network Appliance, Inc.*	3,841	115,268
QLogic Corp.*	1,027	41,378
Sun Microsystems, Inc.*	36,034	152,063
		4,628,901
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	5,255	126,120
Jabil Circuit, Inc.*	2,168	55,739
Molex, Inc.	2,064	51,868
Sanmina-SCI Corp.*	5,625	31,219
Solectron Corp.*	10,268	50,827
Symbol Technologies, Inc.	2,607	46,222
Tektronix, Inc.	919	26,578
		388,573
Internet Software & Services 0.4%
Yahoo!, Inc.*	14,722	475,079
IT Consulting & Services 1.0%
Affiliated Computer Services, Inc. "A"*	1,375	71,088
Automatic Data Processing, Inc.	6,295	270,433
Computer Sciences Corp.*	2,034	94,032
Convergys Corp.*	1,553	23,279
Electronic Data Systems Corp.	5,508	117,320
First Data Corp.	8,922	365,980
Fiserv, Inc.*	2,110	80,053
Paychex, Inc.	3,993	127,497
Sabre Holdings Corp.	1,413	29,786
SunGard Data Systems, Inc.*	3,115	81,333
Unisys Corp.*	3,697	28,393
		1,289,194
Office Electronics 0.1%
Xerox Corp.*	10,248	159,869
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*	4,179	72,924
Altera Corp.*	4,006	83,084
Analog Devices, Inc.	4,052	148,789
Applied Materials, Inc.*	18,229	319,008
Applied Micro Circuits Corp.*	3,569	12,313
Broadcom Corp. "A"*	3,583	115,552
Freescale Semiconductor, Inc. "B"*	4,178	80,134
Intel Corp.	67,695	1,623,326
KLA-Tencor Corp.*	2,128	105,145
Linear Technology Corp.	3,285	128,312
LSI Logic Corp.*	4,209	26,853
Maxim Integrated Products, Inc.	3,456	148,677
Micron Technology, Inc.*	6,506	74,819
National Semiconductor Corp.	3,860	77,007
Novellus Systems, Inc.*	1,562	46,134
NVIDIA Corp.*	1,758	50,964
PMC-Sierra, Inc.*	1,973	19,631
Teradyne, Inc.*	2,074	31,981
Texas Instruments, Inc.	18,481	489,192
Xilinx, Inc.	3,738	112,888
		3,766,733
Software 4.0%
Adobe Systems, Inc.	2,598	160,426
Autodesk, Inc.	2,446	72,695
BMC Software, Inc.*	2,364	35,342
Citrix Systems, Inc.*	1,779	40,028
Computer Associates International, Inc.	6,238	168,987
Compuware Corp.*	4,168	28,176
Electronic Arts, Inc.*	3,241	209,012
Intuit, Inc.*	2,005	85,814
Mercury Interactive Corp.*	889	40,787
Microsoft Corp.	116,426	2,931,607
Novell, Inc.*	4,081	21,384
Oracle Corp.*	54,924	709,069
Parametric Technology Corp.*	2,178	12,524
Siebel Systems, Inc.*	5,475	46,702
Symantec Corp.*	7,594	167,144
VERITAS Software Corp.*	4,545	110,080
		4,839,777
Materials 3.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.	2,464	154,296
Dow Chemical Co.	10,103	557,180
E.I. du Pont de Nemours & Co.	10,618	565,939
Eastman Chemical Co.	839	48,444
Ecolab, Inc.	2,789	88,439
Engelhard Corp.	1,360	41,140
Great Lakes Chemical Corp.	549	14,658
Hercules, Inc.*	1,202	17,237
International Flavors & Fragrances, Inc.	1,015	41,909
Monsanto Co.	2,779	163,350
PPG Industries, Inc.	1,856	133,539
Praxair, Inc.	3,425	153,543
Rohm & Haas Co.	2,414	116,282
Sigma-Aldrich Corp.	752	46,331
		2,142,287
Construction Materials 0.0%
Vulcan Materials Co.	1,103	63,819
Containers & Packaging 0.2%
Ball Corp.	1,222	54,257
Bemis Co., Inc.	1,152	34,376
Pactiv Corp.*	1,646	37,216
Sealed Air Corp.*	921	48,141
Temple-Inland, Inc.	593	47,558
		221,548
Metals & Mining 0.7%
Alcoa, Inc.	9,335	299,840
Allegheny Technologies, Inc.	974	23,970
Freeport-McMoRan Copper & Gold, Inc. "B"	1,866	78,036
Newmont Mining Corp.	4,777	215,061
Nucor Corp.	1,698	105,853
Phelps Dodge Corp.	1,006	107,089
United States Steel Corp.	1,227	76,516
		906,365
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	2,750	98,478
International Paper Co.	5,209	194,556
Louisiana-Pacific Corp.	1,148	30,158
MeadWestvaco Corp.	2,180	68,365
Weyerhaeuser Co.	2,583	172,880
		564,437
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
ALLTEL Corp.	3,283	187,788
AT&T Corp.	8,542	165,971
BellSouth Corp.	19,656	507,125
CenturyTel, Inc.	1,463	49,215
Citizens Communications Co.	3,400	45,356
Qwest Communications International, Inc.*	19,481	75,976
SBC Communications, Inc.	35,488	853,486
Sprint Corp.	15,736	372,628
Verizon Communications, Inc.	29,639	1,066,115
		3,323,660
Wireless Telecommunication Services 0.3%
Nextel Communications, Inc. "A"*	11,920	350,806
Utilities 3.0%
Electric Utilities 2.0%
Allegheny Energy, Inc.*	1,527	28,906
Ameren Corp.	2,072	106,646
American Electric Power Co.	4,282	143,019
CenterPoint Energy, Inc.	3,318	39,750
Cinergy Corp.	1,931	78,109
Consolidated Edison, Inc.	2,650	113,287
DTE Energy Co.	1,831	80,967
Edison International	3,532	114,719
Entergy Corp.	2,381	164,575
Exelon Corp.	7,038	319,244
FirstEnergy Corp.	3,576	147,474
FPL Group, Inc.	1,999	158,621
PG&E Corp.*	4,342	152,752
Pinnacle West Capital Corp.	1,000	41,750
PPL Corp.	2,022	110,280
Progress Energy, Inc.	2,657	115,154
Southern Co.	8,024	257,731
TECO Energy, Inc.	2,179	34,624
TXU Corp.	2,568	195,810
Xcel Energy, Inc.	4,324	76,621
		2,480,039
Gas Utilities 0.1%
KeySpan Corp.	1,724	68,184
Nicor, Inc.	477	17,787
NiSource, Inc.	2,945	66,675
Peoples Energy Corp.	404	17,283
		169,929
Multi-Utilities 0.9%
AES Corp.*	6,951	116,360
Calpine Corp.* (d)	5,680	18,801
CMS Energy Corp.*	1,847	22,423
Constellation Energy Group, Inc.	1,914	98,514
Dominion Resources, Inc.	3,517	253,329
Duke Energy Corp.	10,239	276,351
Dynegy, Inc. "A"*	3,927	16,336
Public Service Enterprise Group, Inc.	2,561	139,702
Sempra Energy	2,463	98,520
		1,040,336
Total Common Stocks (Cost $102,981,305)		120,176,433
	Principal Amount ($)	Value ($)

US Government Backed 0.2%
US Treasury Bill, 2.182%**, 3/24/2005 (f) (Cost $234,679)	235,000	234,679
	Shares	Value ($)

Securities Lending Collateral 0.1%
Daily Assets Fund Institutional, 2.57% (c) (e) (Cost $86,800)	86,800	86,800

Cash Equivalents 1.1%
Scudder Cash Management QP Trust, 2.49% (b) (Cost $1,417,107)	1,417,107	1,417,107
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $104,719,891) (a)	100.0	121,915,019
Other Assets and Liabilities, Net	0.0	(24,596)
Net Assets	100.0	121,890,423

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $104,717,719. At February 28, 2005, net unrealized appreciation for all securities based on tax cost was $17,197,300. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,146,507 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,949,207.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at February 28, 2005 amounted to $83,458, which is 0.1% of net assets.

(e) Represents collateral held in connection with securities lending.

(f) At February 28, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

At February 28, 2005, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation ($)
S&P Mini 500 Index	3/18/2005	32	1,918,297	1,926,400	8,103

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 28, 2005 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $103,215,984) — including $83,458 of securities loaned	$ 120,411,112
Investment in Daily Assets Fund Institutional (cost $86,800)*	86,800
Investment in Scudder Cash Management QP Trust (cost $1,417,107)	1,417,107
Total investments in securities, at value (cost $104,719,891)	121,915,019
Cash	10,000
Dividends receivable	222,976
Receivable for Fund shares sold	164,989
Interest receivable	1,618
Due from Advisor	320,174
Other assets	21,935
Total assets	122,656,711
Liabilities
Payable upon return of securities loaned	86,800
Payable for daily variation margin on open futures contracts	12,800
Payable for Fund shares redeemed	490,478
Accrued management fee	43,426
Other accrued expenses and payables	132,784
Total liabilities	766,288
Net assets, at value	$ 121,890,423
Net Assets
Net assets consist of: Undistributed net investment income	165,505
Net unrealized appreciation (depreciation) on: Investments	17,195,128
Futures	8,103
Accumulated net realized gain (loss)	(18,354,190)
Paid-in capital	122,875,877
Net assets, at value	$ 121,890,423

* Represent collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2005 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($94,157,067 ÷ 12,491,648 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.54
Maximum offering price per share (100 ÷ 95.50 of $7.54)	$ 7.90

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($14,828,287 ÷ 1,984,482 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 7.47

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($12,905,069 ÷ 1,734,656 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 7.44

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 28, 2005 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $40)	$ 1,513,974
Interest — Scudder Cash Management QP Trust	17,033
Interest	2,066
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	377
Total Income	1,533,450
Expenses: Management fee	138,272
Distribution service fees	267,819
Custodian and accounting fees	90,717
Services to shareholders	254,875
Auditing	21,005
Legal	24,090
Trustees' fees and expenses	5,855
Reports to shareholders	16,290
Registration fees	21,549
Other	6,815
Total expenses before expense reductions	847,287
Expense reductions	(320,768)
Total expenses, after expense reductions	526,519
Net investment income (loss)	1,006,931
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,585,595)
Futures	195,809
(2,389,786)
Net unrealized appreciation (depreciation) during the period on: Investments	12,846,515
Futures	(4,642)
12,841,873
Net gain (loss) on investment transactions	10,452,087
Net increase (decrease) in net assets resulting from operations	$ 11,459,018

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Operations: Net investment income	$ 1,006,931	$ 940,267
Net realized gain (loss) on investment transactions	(2,389,786)	(2,028,258)
Net unrealized appreciation (depreciation) during the period on investment transactions	12,841,873	11,140,482
Net increase (decrease) in net assets resulting from operations	11,459,018	10,052,491
Distributions to shareholders from: Net investment income: Class A	(1,341,806)	(571,559)
Class B	(95,855)	—
Class C	(80,106)	(20,834)
Fund share transactions: Proceeds from shares sold	25,830,050	80,693,084
Reinvestment of distributions	1,507,783	591,503
Cost of shares redeemed	(36,637,959)	(64,859,877)
Net increase (decrease) in net assets from Fund share transactions	(9,300,126)	16,424,710
Increase (decrease) in net assets	641,125	25,884,808
Net assets at beginning of period	121,249,298	95,364,490
Net assets at end of period (including undistributed net investment income of $165,505 and $676,341, respectively)	$ 121,890,423	$ 121,249,298

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended August 31,	2005[a]	2004	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.97	$ 6.34	$ 5.75	$ 7.10	$ 9.59	$ 9.50
Income (loss) from investment operations: Net investment income [c]	.06	.07	.05	.03	.03	.03
Net realized and unrealized gain (loss)	.61	.61	.57	(1.37)	(2.46)	.06
Total from investment operations	.67	.68	.62	(1.34)	(2.43)	.09
Less distribution from: Net investment income	(.10)	(.05)	(.03)	(.01)	(.04)	—
Net realized gains on investment transactions	—	—	—	—	(.02)	—
Total distributions	(.10)	(.05)	(.03)	(.01)	(.06)	—
Net asset value, end of period	$ 7.54	$ 6.97	$ 6.34	$ 5.75	$ 7.10	$ 9.59
Total Return (%)[d]	9.47e**	10.90[e]	10.93	(18.87)	(25.46)[e]	.95e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	94	92	69	51	45	22
Ratio of expenses before expense reductions (%)	1.14*	1.25	.92	1.00	1.62[f]	3.19*
Ratio of expenses after expense reductions (%)	.66*	.68	.92	1.00	1.03[f]	1.00*
Ratio of net investment income (loss) (%)	1.78*	1.04	.89	.48	.41	.90*
Portfolio turnover rate (%)	4*	8	11	12	8	43*

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.61% and 1.02%, respectively.

* Annualized

** Not annualized

Class B
Years Ended August 31,	2005[a]	2004	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.87	$ 6.25	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income (loss) from investment operations: Net investment income (loss)[c]	.04	.02	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	.60	.60	.56	(1.36)	(2.46)	.07
Total from investment operations	.64	.62	.57	(1.38)	(2.49)	.07
Less distribution from: Net investment income	(.04)	—	—	—	—	—
Net realized gains on investment transactions	—	—	—	—	(.02)	—
Total distributions	(.04)	—	—	—	(.02)	—
Net asset value, end of period	$ 7.47	$ 6.87	$ 6.25	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[d]	9.04e**	9.92[e]	10.04	(19.55)	(26.04)[e]	.74e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	16	14	13	14	3
Ratio of expenses before expense reductions (%)	2.08*	2.15	1.72	1.80	2.64[f]	4.18*
Ratio of expenses after expense reductions (%)	1.41*	1.43	1.72	1.80	1.81[f]	1.75*
Ratio of net investment income (loss) (%)	1.03*	.29	.09	(.32)	(.38)	.09*
Portfolio turnover rate (%)	4*	8	11	12	8	43*

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.64% and 1.80%, respectively.

* Annualized

** Not annualized

Class C
Years Ended August 31,	2005[a]	2004	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.87	$ 6.26	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income (loss) from investment operations: Net investment income (loss)[c]	.04	.02	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	.57	.60	.57	(1.36)	(2.46)	.07
Total from investment operations	.61	.62	.58	(1.38)	(2.49)	.07
Less distribution from: Net investment income	(.04)	(.01)	—	—	—	—
Net realized gains on investment transactions	—	—	—	—	(.02)	—
Total distributions	(.04)	(.01)	—	—	(.02)	—
Net asset value, end of period	$ 7.44	$ 6.87	$ 6.26	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[d]	9.07e**	9.76[e]	10.21	(19.55)	(26.04)[e]	.74e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	13	12	8	5	2
Ratio of expenses before expense reductions (%)	1.98*	2.08	1.69	1.77	2.67[f]	4.13*
Ratio of expenses after expense reductions (%)	1.41*	1.44	1.69	1.77	1.80[f]	1.75*
Ratio of net investment income (loss) (%)	1.03*	.29	.12	(.29)	(.36)	.09*
Portfolio turnover rate (%)	4*	8	11	12	8	43*

[a] For the six months ended February 28, 2005 (Unaudited).

[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charge.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.66% and 1.79%, respectively.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder S&P 500 Stock Fund (the "Fund") is a diversified series of Scudder Investors Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to the lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $8,187,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009 ($228,000), August 31, 2010 ($638,000), August 31, 2011 ($3,250,000) and August 31, 2012 ($4,071,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through August 31, 2004, the Fund incurred approximately $188,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2005.

Distribution of Income and Gains. Net investment income of the fund is distributed, if any, annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss and investments in futures contracts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended February 28, 2005, purchases and sales of investment securities (excluding short-term instruments) aggregated $2,258,587 and $13,516,359, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. For the period April 5, 2002, to October 1, 2004, the management fee payable under the Agreement was equal to an annual rate of 0.33% of the first $100,000,000 of the Fund's average daily net assets, 0.29% of the next $100,000,000 of such net assets and 0.27% of such net assets in excess of $200,000,000, computed and accrued daily and payable monthly. Effective October 1, 2004, the management fee changed to 0.20% of the Funds daily average net assets. Accordingly, for the six months ended February 28, 2005, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.22% of the Fund's average daily net assets.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, serves as sub-advisor to the Fund and is paid by the Advisor for its services.

Effective October 1, 2003 through December 31, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.75%, 0.80% and 0.80% of average daily net assets for Class A, B and C share, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees and organizational and offering expenses).

In addition to the contractual expense limitation described above, from October 1, 2003 through September 30, 2005, the Fund's Advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the Fund's total operating expenses at 0.66%, 1.41% and 1.41% of the average daily net assets for Class A, B and C shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer, dividend-paying agent and shareholder service agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the Shareholder Servicing Fee it receives from the Fund. For the six months ended February 28, 2005, the amount charged to the Fund by SISC was as follows:

Service Provider Fee	Total Aggregated	Waived
Class A	$ 151,135	$ 151,135
Class B	40,736	40,736
Class C	27,814	27,814
	$ 219,685	$ 219,685

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. The amount charged to the Fund by SFAC for accounting services aggregated $83,082, of which $10,723 was unpaid.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2005
Class B	$ 60,067	$ 19,639
Class C	50,633	16,881
	$ 110,700	$ 36,520

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2005, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Annualized Effective Rate
Class A	$ 120,219	$ 76,816.09%
Class B	20,022	12,732.09%
Class C	16,878	10,941.09%
	$ 157,119	$ 100,489

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended February 28, 2005, aggregated $2,230 and $0, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2005 the CDSC for Class B and C shares aggregated $46,613 and $650, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2005, SDI received $0.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Insurance Brokerage Commission. The Fund paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Fund in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $24 and $31, respectively.

D. Expense Reductions

For the six months ended February 28, 2005, the Advisor agreed to reimburse the Fund $570, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended February 28, 2005, the Fund's custodian fees were reduced by $24 for custody credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,901,256	$ 21,281,116	8,671,919	$ 59,952,522
Class B	275,437	1,967,950	1,995,217	13,516,516
Class C	357,711	2,580,984	1,057,539	7,224,046
		$ 25,830,050		$ 80,693,084
Shares issued to shareholders in reinvestment of distributions
Class A	178,895	$ 1,336,345	83,694	$ 570,796
Class B	12,434	92,135	—	—
Class C	10,745	79,303	3,063	20,707
		$ 1,507,783		$ 591,503
Shares redeemed
Class A	(3,825,088)	$ (28,181,108)	(6,471,671)	$ (44,744,383)
Class B	(607,261)	(4,437,948)	(1,909,426)	(12,892,534)
Class C	(552,302)	(4,018,903)	(1,066,073)	(7,222,960)
		$ (36,637,959)		$ (64,859,877)
Net increase (decrease)
Class A	(744,937)	$ (5,563,647)	2,283,942	$ 15,778,935
Class B	(319,390)	(2,377,863)	85,791	623,982
Class C	(183,846)	(1,358,616)	(5,471)	21,793
		$ (9,300,126)		$ 16,424,710

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

H. Cessation of Operations

Upon the recommendation of the Advisor, the Board of the Fund approved the termination and liquidation of the Fund effective April 15, 2005 (the "Liquidation Date"). Accordingly, the Fund will redeem the shares of any fund shareholder outstanding on the Liquidation Date. Shareholders may exchange into another Scudder fund or redeem their shares prior to the Liquidation Date. Shareholders who elect to redeem their shares prior to the Liquidation Date will receive the net asset value per share for all shares they own. Shareholders who elect to exchange into the same class of another Scudder fund may do so at net asset value without paying any sales charges. Shareholders whose shares are redeemed by the Fund on the Liquidation Date will receive the net asset value per share for all shares they own on the Liquidation Date. The redemption of shares will be a taxable event for shareholders with the exception of those participating in a qualified defined contribution, defined benefit or other qualified retirement vehicle.

In conjunction with approving the termination and liquidation of the Fund, the Board further approved closing the Fund to new investments. Qualified Plans that currently offer the Fund as an investment option may continue to offer it to their participants until the Liquidation Date.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C
Nasdaq Symbol	KSAAX	KSABX	KSACX
CUSIP Number	811166-701	811166-800	811166-883
Fund Number	155	255	355
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder S&P 500 Stock Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder S&P 500 Stock Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 2, 2005